PRINCIPAL ACCOUNTING POLICIES - Deferred revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) km	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Product Warranty Liability [Line Items]
Deferred revenue	$ 7,779	¥ 54,267	¥ 115,160
Minimum
Product Warranty Liability [Line Items]
Number of years covered by warranty program (in years)	6 months
Number of kilometers covered by warranty program (in kilometers)	10,000
Maximum
Product Warranty Liability [Line Items]
Number of years covered by warranty program (in years)	1 year
Number of kilometers covered by warranty program (in kilometers)	20,000
Golden Authentication [Member]
Product Warranty Liability [Line Items]
Number of years covered by warranty program (in years)	1 year
Number of kilometers covered by warranty program (in kilometers)	20,000
Silver Authentication [Member]
Product Warranty Liability [Line Items]
Number of years covered by warranty program (in years)	6 months
Number of kilometers covered by warranty program (in kilometers)	10,000